Income Taxes - Summary of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Current income tax expense (recovery)
Related to current year	$ 86.1	$ 86.3
Related to prior years	(24.0)	(3.6)
Total current income tax expense	62.1	82.7
Deferred income tax expense (recovery)
Temporary differences	(17.1)	(22.0)
(Decrease) increase in valuation allowance	(19.9)	29.7
Total deferred income tax expense	(37.0)	7.7
Income tax expense	$ 25.1	$ 90.4